Share Based Payments - Schedule of Shares Issued under Stock Option Plan (Details) - 2004 ASX Plan [Member]	12 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Schedule of Shares Issued under Stock Option Plan [Line Items]
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year
End of the financial year	13,277,715	13,277,715	13,277,715